Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Exchange Rates of Key Currencies
The exchange rates of key currencies were as follows:

	Closing rate at December 31,		Annual average rate
(US$ equivalent for one)	2017	2016	2017	2016	2015
Euro (EUR)	1.1993	1.0541	1.1292	1.1068	1.1100
Pound Sterling (GBP)	1.3517	1.2312	1.2882	1.3560	1.5286
Swiss Franc (CHF)	1.0249	0.9816	1.0156	1.0153	1.0406
Australian Dollar (AUD)	0.7815	0.7222	0.7666	0.7439	0.7522
Canadian Dollar (CAD)	0.7975	0.7430	0.7710	0.7552	0.7836
Japanese Yen (JPY)	0.0089	0.0085	0.0089	0.0092	0.0083
Chinese Yuan (CNY)	0.1537	0.1440	0.1480	0.1506	0.1592

Changes in the Carrying Amount of Warranty Obligations
The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2015	$2,637
Provision charged to cost of sales	3,562
Usage	(2,936)
Adjustments to previously provided warranties, net	(424)
Currency translation	(60)
BALANCE AT DECEMBER 31, 2016	$2,779
Provision charged to cost of sales	3,024
Usage	(2,859)
Adjustments to previously provided warranties, net	(54)
Currency translation	161
BALANCE AT DECEMBER 31, 2017	$3,051

Cash and Cash Equivalents

(in thousands)	2017	2016
Cash at bank and on hand	$139,597	$137,615
Short-term bank deposits	518,117	301,565
Cash and Cash Equivalents	$657,714	$439,180

Inventories
Inventories consisted of the following as of December 31, 2017 and 2016:

(in thousands)	2017	2016
Raw materials	$23,717	$29,402
Work in process	33,153	28,123
Finished goods	99,057	79,027
Total inventories, net	$155,927	$136,552